As filed with the Securities and Exchange Commission on November 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Brown Advisory Flexible Value Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Security Description	Value $
Common Stock - 93.1%
Consumer Discretionary - 13.5%
19,090	Aarons, Inc.	352,211
15,340	Carmax, Inc. *	427,372
23,885	Comcast Corp. - Class A	431,841
15,090	Lowe's Cos., Inc.	336,356
8,565	Scripps Networks Interactive, Inc. - Class A	407,523
10,431	TJX Cos., Inc.	465,535
18,105	Walt Disney Co.	599,456
		3,020,294
Consumer Staples - 8.9%
6,865	Costco Wholesale Corp.	442,724
19,310	Kraft Foods, Inc. - Class A	595,907
7,880	Pepsico, Inc.	523,547
8,250	Wal-Mart Stores, Inc.	441,540
		2,003,718
Energy - 13.8%
6,800	Canadian Natural Resources, Ltd.	235,280
6,800	Diamond Offshore Drilling, Inc.	460,836
9,755	Exxon Mobil Corp.	602,761
5,098	Kinder Morgan Management, LLC *	307,155
12,030	Magellan Midstream Partners, LP	618,944
6,330	Occidental Petroleum Corp.	495,639
5,735	Transocean Ltd. *	368,703
		3,089,318
Financials - 17.4%
12,770	American Express Co.	536,723
9,089	Artio Global Investors, Inc.	139,062
30,870	Bank of America Corp.	404,706
14,070	Bank of New York Mellon Corp.	367,649
12,126	Berkshire Hathaway, Inc. - Class B *	1,002,578
5,250	Franklin Resources, Inc.	561,225
2,045	Goldman Sachs Group, Inc.	295,666
23,740	Wells Fargo Co.	596,586
		3,904,195
Health Care - 9.0%
6,195	Johnson & Johnson	383,842
8,600	Medtronic, Inc.	288,788
12,670	Merck & Co., Inc.	466,383
20,650	Pfizer, Inc.	354,561
9,055	Wellpoint, Inc. *	512,875
		2,006,449
Industrials - 6.4%
12,070	Canadian National Railway Co.	772,722
9,170	United Technologies Corp.	653,179
		1,425,901
Information Technology - 18.4%
1,793	Google, Inc. - Class A *	942,741
5,800	Hewlett Packard Co.	244,006
2,025	International Business Machines Corp.	271,634
8,000	Lender Processing Services, Inc.	265,840
5,290	Mastercard, Inc. - Class A	1,184,959
25,070	Microsoft Corp.	613,964
13,485	QUALCOMM, Inc.	608,443

		4,131,587
Materials - 1.9%
5,669	Sherwin-Williams Co.	425,969
		425,969
Telecommunication Services - 3.8%
4,400	Millicom International Cellular SA	422,180
10,440	SBA Communications Corp. - Class A *	420,732
		842,912
Total Common Stock (Cost $18,501,967)		20,850,343

Warrants - 0.4%
12,000	Wells Fargo Co. *	94,680
Total Warrants (Cost $92,400)		94,680

Short Term Investments - 6.5%
Money Market Funds - 6.5%
1,452,068	Invesco Liquid Assets Portfolio Institutional Class, 0.21% #	1,452,068
Total Short Term Investments (Cost $1,452,068)		1,452,068

Total Investments - 100.0% (Cost $20,046,435)		22,397,091
Other Assets in Excess of Liabilities - 0.0%		125
NET ASSETS - 100.0%		$ 22,397,216

	* Non-Income Producing
	# Seven-day yield as of September 30, 2010.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

	Cost of investments	$ 20,030,321
	Gross unrealized appreciation	2,882,055
	Gross unrealized depreciation	(515,285)
	Net unrealized appreciation	$ 2,366,770

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2010 (Unaudited)

The Brown Advisory Flexible Value Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010.

	Level 1	Level 2		Level 3
Common Stock	$20,850,343	$	---	$	---

Warrants	$94,680	$	---	$	---

Short Term Investments	$1,452,068	$	---	$	---

Total Investments	$22,397,091	$	---	$	---

Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Security Description	Value $
Common Stock - 96.9%
Consumer Discretionary - 6.2%
90,223	Coach, Inc.	3,875,980
124,521	Urban Outfitters, Inc. *	3,914,940
		7,790,920
Consumer Staples - 6.4%
97,145	Alberto-Culver Co.	3,657,509
67,679	Costco Wholesale Corp.	4,364,619
		8,022,128
Energy - 9.1%
110,112	Canadian Natural Resources, Ltd.	3,809,875
48,664	FMC Technologies, Inc. *	3,323,265
70,761	Schlumberger, Ltd.	4,359,585
		11,492,725
Financials - 3.8%
86,703	Bank of New York Mellon Corp.	2,265,549
176,878	Charles Schwab Corp.	2,458,605
		4,724,154
Health Care - 15.2%
70,066	Allergan, Inc.	4,661,491
97,794	Covance, Inc. *	4,575,781
52,878	DaVita, Inc. *	3,650,168
52,659	IDEXX Laboratories, Inc. *	3,250,114
10,720	Intuitive Surgical, Inc. *	3,041,693
		19,179,247
Industrials - 14.5%
192,934	ABB, Ltd.	4,074,767
74,461	Danaher Corp.	3,023,861
89,813	Jacobs Engineering Group, Inc. *	3,475,763
57,872	Roper Industries, Inc.	3,772,097
56,217	Stericycle, Inc. *	3,905,957
		18,252,445
Information Technology - 41.7%
91,221	Accenture PLC - Class A	3,875,980
78,618	Amphenol Corp. - Class A	3,850,710
20,461	Apple, Inc. *	5,805,808
167,651	Cisco Systems, Inc. *	3,671,557
60,117	Citrix Systems, Inc. *	4,102,384
65,643	Cognizant Technology Solutions Corp. - Class A *	4,232,004
173,083	Genpact Limited *	3,068,762
10,216	Google, Inc. - Class A *	5,371,471
19,167	Mastercard, Inc. - Class A	4,293,407
82,537	NetApp, Inc. *	4,109,517
105,023	QUALCOMM, Inc.	4,738,638
29,906	Salesforce.com, Inc. *	3,343,491
59,327	Trimble Navigation, Ltd. *	2,078,818
		52,542,547
Total Common Stock (Cost $91,493,104)		122,004,166

Short Term Investments - 3.4%
Money Market Funds - 3.4%
4,290,019	Invesco Liquid Assets Portfolio Institutional Class, 0.21% #	4,290,019
Total Short Term Investments (Cost $4,290,019)		4,290,019

Total Investments - 100.3% (Cost $95,783,123)	126,294,185
Liabilities in Excess of Other Assets - (0.3)%	(392,224)
NET ASSETS - 100.0%	$ 125,901,961

* Non-Income Producing
# Seven-day yield as of September 30, 2010.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

Cost of investments	$ 96,738,612
Gross unrealized appreciation	32,305,797
Gross unrealized depreciation	(2,750,224)
Net unrealized appreciation	$ 29,555,573

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2010 (Unaudited)

The Brown Advisory Growth Equity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010.

	Level 1	Level 2		Level 3
Common Stock	$122,004,166	$	---	$	---

Short Term Investments	$4,290,019	$	---	$	---

Total Investments	$126,294,185	$	---	$	---

Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds - 25.7%
2,750,000	America Movil SAB de CV	5.50%	03/01/2014	3,043,766
2,500,000	American Express Co.	7.00%	03/19/2018	3,015,462
1,000,000	Baltimore Gas & Electric Co.	6.75%	06/05/2012	1,073,694
3,500,000	Bank of America Corp. #	4.00%	03/23/2017	3,450,482
2,750,000	Barrick North America Finance LLC	6.80%	09/15/2018	3,440,492
2,735,000	Berkshire Hathaway, Inc.	3.20%	02/11/2015	2,903,479
2,500,000	Caterpillar Financial Services Corp.	6.13%	02/17/2014	2,876,022
2,500,000	Charles Schwab Corp.	4.95%	06/01/2014	2,779,820
2,500,000	Comcast Corp.	6.50%	01/15/2017	2,977,915
2,750,000	Consolidated Natural Gas Co., Series A	5.00%	12/01/2014	3,085,275
2,500,000	EI Du Pont de Nemours & Co.	5.75%	03/15/2019	2,985,775
2,750,000	FPL GROUP Capital, Inc.	6.00%	03/01/2019	3,194,185
3,000,000	General Electric Co.	5.00%	02/01/2013	3,259,635
2,565,000	Goldman Sachs Group, Inc.	3.63%	08/01/2012	2,670,954
2,750,000	GTE Corp.	6.84%	04/15/2018	3,264,709
2,750,000	ICI Wilmington, Inc.	5.63%	12/01/2013	3,061,949
2,190,000	John Deere Capital Corp.	5.25%	10/01/2012	2,381,643
2,750,000	Kraft Foods, Inc.	6.00%	02/11/2013	3,055,828
2,145,000	MBNA America Bank NA ^	7.13%	11/15/2012	2,339,777
5,815,000	Morgan Stanley #	0.55%	01/18/2011	5,815,360
2,500,000	Norfolk Southern Corp.	5.90%	06/15/2019	2,977,698
2,820,000	ONEOK Partners LP	6.15%	10/01/2016	3,264,787
1,500,000	PACCAR, Inc.	6.88%	02/15/2014	1,755,269
2,500,000	Potash Corp. Of Saskatchewan, Inc.	5.25%	05/15/2014	2,778,693
2,000,000	PPL Energy Supply LLC	6.50%	05/01/2018	2,317,858
2,500,000	Spectra Energy Capital LLC, Series B	6.75%	07/15/2018	2,895,587
1,000,000	Staples, Inc.	7.38%	10/01/2012	1,111,236
2,500,000	Starbucks Corp.	6.25%	08/15/2017	2,912,895
1,328,000	W.R. Berkley Corp.	6.15%	08/15/2019	1,434,673
50,000	Weatherford International, Ltd.	5.15%	03/15/2013	53,566
Total Corporate Bonds (Cost $74,614,951)				82,178,484

Municipal Bonds - 0.9%
3,000,000	New York City Transitional Taxable-Future Tax Subordinated Series	1.50%	05/01/2013	3,035,700
Total Municipal Bonds (Cost $3,024,263)				3,035,700

U.S. Government Agency Obligations - 42.6%
Bonds - 0.2%
640,000	FFCB	5.20%	03/20/2013	710,100
FHLB Notes - 9.8%
7,000,000	FHLB	5.25%	06/05/2017	8,306,977
5,000,000	FHLB	1.38%	06/08/2012	5,076,180
5,000,000	FHLB	3.13%	12/13/2013	5,342,525
10,000,000	FHLB	4.75%	12/16/2016	11,649,810
1,072,287	FHLB, Series TQ-2015-A	5.07%	10/20/2015	1,175,124
				31,550,616
Mortgage Backed Securities - 32.6%
163,755	Commercial Mortgage Pass-Through Certificates, Series 2005-C6-A2	5.00%	06/10/2044	163,931
1,035,338	FHLMC, Pool # 1B0889 #	4.52%	05/01/2033	1,079,984
828,117	FHLMC, Pool # 1J0203 #	5.17%	04/01/2035	865,779
1,283,741	FHLMC, Pool # A40782	5.00%	12/01/2035	1,356,830
1,939,954	FHLMC, Pool # A87434	5.00%	07/01/2039	2,048,418
13,909	FHLMC, Pool # C00210	8.00%	01/01/2023	15,915

1,414,401	FHLMC, Pool # C90993	5.50%	10/01/2026	1,507,239
732,733	FHLMC, Pool # E93051	5.50%	12/01/2017	790,518
5,895	FHLMC, Pool # G10543	6.00%	06/01/2011	6,374
18,081	FHLMC, Pool # G10682	7.50%	06/01/2012	18,651
16,109	FHLMC, Pool # G10690	7.00%	07/01/2012	16,923
2,636,720	FHLMC, Pool # G11649	4.50%	02/01/2020	2,802,280
6,920,291	FHLMC, Pool # G18309	4.50%	05/01/2024	7,283,451
2,497,342	FHLMC, Pool # G30412	6.00%	03/01/2028	2,690,622
9,585,666	FHLMC PC Pool # J09470	4.50%	04/01/2024	10,088,700
548,532	FHLMC, Pool # M80931	5.50%	08/01/2011	566,123
1,026,485	FHLMC REMIC, Series 2782	4.00%	11/15/2033	1,089,806
2,447,633	FHLMC REMIC, Series R005-VA	5.50%	03/15/2016	2,605,403
193,929	FNMA, Pool # 254089	6.00%	12/01/2016	209,851
1,078,389	FNMA, Pool # 255276	4.00%	06/01/2011	1,095,121
2,466,747	FNMA, Pool # 256752	6.00%	06/01/2027	2,662,670
2,479,557	FNMA, Pool # 257048	6.00%	01/01/2028	2,676,497
29,475	FNMA, Pool # 409589	9.50%	11/01/2015	32,378
91,213	FNMA, Pool # 433646	6.00%	10/01/2013	98,531
69,222	FNMA, Pool # 539082	7.00%	08/01/2028	78,463
141,119	FNMA, Pool # 625536	6.00%	01/01/2032	155,396
101,919	FNMA, Pool # 628837	6.50%	03/01/2032	113,738
708,401	FNMA, Pool # 663238	5.50%	09/01/2032	761,684
786,763	FNMA, Pool # 725544	5.50%	12/01/2017	851,820
135,822	FNMA, Pool # 741373 #	2.70%	12/01/2033	141,669
217,942	FNMA, Pool # 744805 #	4.27%	11/01/2033	225,580
256,834	FNMA, Pool # 764342 #	1.90%	02/01/2034	267,723
1,609,193	FNMA, Pool # 768005	4.00%	09/01/2013	1,651,613
462,258	FNMA, Pool # 805440	7.00%	11/01/2034	516,751
3,237,671	FNMA, Pool # 831413	5.50%	04/01/2036	3,451,853
1,351,861	FNMA, Pool # 842239	5.00%	09/01/2020	1,417,633
802,982	FNMA, Pool # 848817	5.00%	01/01/2036	848,950
1,397,829	FNMA, Pool # 866920 #	5.38%	02/01/2036	1,466,303
4,019,555	FNMA, Pool # 888218	5.00%	03/01/2037	4,242,124
1,996,222	FNMA, Pool # 889584	5.50%	01/01/2037	2,135,140
3,080,735	FNMA, Pool # 909932	6.00%	03/01/2037	3,315,393
2,186,135	FNMA, Pool # 944581	5.00%	07/01/2022	2,320,035
4,439,268	FNMA, Pool # 981257	5.00%	05/01/2023	4,710,727
8,986,643	FNMA, Pool # AA7001	5.00%	06/01/2039	9,528,509
8,779,358	FNMA, Pool # AA7686	4.50%	06/01/2039	9,206,099
6,911,347	FNMA, Pool # AA8753	5.00%	06/01/2039	7,327,355
45,652	GNMA, Pool # 487110	6.50%	04/15/2029	51,292
7,698	GNMA, Pool # 571166	7.00%	08/15/2031	8,808
100,088	GNMA, Pool # 781186	9.00%	06/15/2030	117,903
514,059	GNMA, Pool # 781450	5.00%	06/15/2017	545,667
3,990,567	GNMA, Series 2008-1-PA	4.50%	12/20/2036	4,163,629
3,000,000	GNMA REMIC Trust, Series 2010-124	2.79%	12/15/2016	3,019,476
				104,413,328
Total U.S. Government Agency Obligations (Cost $130,453,792)				136,674,044

U.S. Treasury Securities - 23.0%
13,000,000	U.S. Treasury Note	4.25%	08/15/2015	14,859,611
15,000,000	U.S. Treasury Note	4.00%	08/15/2018	17,060,160
10,000,000	U.S. Treasury Note	2.75%	02/15/2019	10,375,780
15,089,850	United States Treasury Inflation Indexed Bonds	0.50%	04/15/2015	15,516,606
14,994,900	United States Treasury Inflation Indexed Bonds	1.25%	07/15/2020	15,755,186
Total U.S. Treasury Securities (Cost $69,761,282)				73,567,343

Short Term Investments - 6.6%
Money Market Funds - 1.9%
6,036,449	Invesco Liquid Assets Portfolio Institutional Class, 0.21% *			6,036,449

US Treasury Bills - 4.7%
15,000,000	United States Treasury Bills	14,999,296
Total Short Term Investments (Cost $21,035,745)		21,035,745

Total Investments - 98.8% (Cost $298,890,033)		316,491,316
Other Assets in Excess of Liabilities - 1.2%		3,782,173
NET ASSETS - 100.0%		$ 320,273,489

	# Variable rate security. Rate disclosed is as of September 30, 2010.
	^	Security is exempt from registration under Rule 144A of the Securities Act of 1933 and is
	considered liquid by the Board of Trustees.
	* Seven-day yield as of September 30, 2010.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

	Cost of investments	$ 298,890,071
	Gross unrealized appreciation	17,974,630
	Gross unrealized depreciation	(373,385)
	Net unrealized appreciation	$ 17,601,245

	+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2010 (Unaudited)

The Brown Advisory Intermediate Income Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010.

	Level 1		Level 2	Level 3
Corporate Bonds	$	---	$82,178,484	$	---

Municipal Bonds	$	---	$3,035,700	$	---

U.S. Government Agency Obligations	$	---	$136,674,044	$	---

U.S. Treasury Securities	$	---	$73,567,343	$	---

Short Term Investments		$6,036,449	$14,999,296	$	---

Total Investments		$6,036,449	$310,454,867	$	---

Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 96.6%
General Obligation Bonds - 68.5%
475,000	Annapolis Maryland Public Improvement Callable 6/1/2019 @ 100 1	4.00%	06/01/2024	515,693
500,000	Anne Arundel County Maryland Prerefunded 2/15/2011 @ 101 1	4.75%	02/15/2017	513,450
500,000	Anne Arundel County Maryland Prerefunded 2/15/2011 @ 101 1	4.80%	02/15/2018	513,545
565,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	03/01/2015	660,485
3,555,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	04/01/2016	4,232,618
950,000	Anne Arundel County Maryland Consolidated General Improvement	4.00%	04/01/2018	1,085,318
1,350,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2015 @ 100 1	5.00%	03/01/2017	1,555,119
1,060,000	Anne Arundel County Maryland Consolidated Water & Sewer	4.00%	04/01/2018	1,207,022
585,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 4/1/2019 @ 100 1	4.00%	04/01/2021	649,473
500,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2017 @ 100 1	4.50%	03/01/2025	545,165
1,400,000	Baltimore County Maryland Consolidated Public Improvement Callable 9/1/2012 @ 100 1	5.00%	09/01/2013	1,517,404
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/2015	1,064,502
1,320,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/2017	1,602,638
400,000	Baltimore County Maryland Consolidated Public Improvement Prerefunded 8/1/2012 @ 100 1	5.00%	08/01/2018	433,432
1,280,000	Baltimore County Maryland Consolidated Public Improvement AGM Insured Series A	5.00%	10/15/2015	1,507,034
2,000,000	Baltimore County Maryland Metropolitan District	5.00%	08/01/2016	2,403,960
1,505,000	Baltimore County Maryland Metropolitan District	4.00%	08/01/2018	1,730,870
500,000	Baltimore County Maryland Metropolitan District 70th Issue, Callable 9/1/2016 @ 100 1	4.00%	09/01/2019	550,330
1,450,000	Baltimore County Maryland Metropolitan District 71st Issue, Callable 2/1/2018 @ 100 1	5.00%	02/01/2020	1,714,683
2,000,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2013	2,250,580
3,330,000	Baltimore County Maryland Refunding Metropolitan District Callable 9/01/2012 @ 100 1	5.00%	09/01/2013	3,609,253
265,000	Baltimore Maryland Consolidated Public Improvement	4.00%	10/15/2012	283,669
250,000	Baltimore Maryland Consolidated Public Improvement	5.00%	10/15/2015	293,275
440,000	Baltimore Maryland Consolidated Public Improvement NATL-RE Insured Series A	5.00%	10/15/2014	508,464
250,000	Caroline County Maryland Public Improvement Callable 11/1/2016 @ 100 XLCA Insured 1	4.00%	11/01/2020	264,993
2,540,000	Carroll County Maryland Consolidated Public Improvement	4.00%	11/01/2013	2,802,686
1,000,000	Carroll County Maryland Consolidated Public Improvement Callable 11/1/2018 @ 100	4.50%	11/01/2023	1,127,010
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%	11/01/2015	1,186,070
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/2015	568,885
500,000	Charles County Maryland Consolidated Public Improvement	4.20%	02/01/2011	506,720
250,000	Charles County Maryland Consolidated Public Improvement Prerefunded 2/1/2011 @ 101 1	4.30%	02/01/2012	255,858
900,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	3.00%	02/01/2013	951,777
1,100,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2014	1,256,288
1,930,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	5.00%	02/01/2015	2,253,198
1,005,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100	4.25%	03/01/2016	1,126,173
250,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2016	296,450
290,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100 1	4.25%	03/01/2017	320,949
500,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2017 @ 100 NATL-RE Insured 1	4.00%	03/01/2020	550,140
520,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series B, Callable 2/1/2019 @ 100 1	4.25%	02/01/2028	559,853
305,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/2017	367,302
470,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/2018	568,653
570,000	Easton Maryland Public Facilities Assured Guaranty Insured	4.25%	12/01/2012	616,655
2,000,000	Frederick County Maryland Consolidated Public Improvement Series A	4.00%	02/01/2016	2,265,340

200,000	Frederick County Maryland Public Facilities	5.00%	08/01/2014	230,930
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100 1	5.00%	08/01/2016	291,493
1,000,000	Frederick County Maryland Public Facilities Callable 12/1/2015 @ 100	5.00%	12/01/2017	1,190,180
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2018	618,150
1,450,000	Frederick County Maryland Public Facilities Prerefunded 11/1/2012 @ 101	5.00%	11/01/2020	1,601,032
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2021	630,470
250,000	Frederick County Maryland Public Facilities Callable 6/1/2017 @ 100	4.00%	06/01/2022	269,770
500,000	Frederick County Maryland Refunding Series C	4.00%	12/01/2013	552,160
375,000	Frederick County Maryland Special Obligation Urbana Community Development Authority A	4.00%	07/01/2017	402,979
395,000	Hagerstown Maryland Public Facilities Series A	3.00%	07/15/2017	425,142
575,000	Hagerstown Maryland Public Facilities Series A	3.00%	07/15/2019	608,321
300,000	Harford County Maryland Callable 7/15/2015 @ 100 1	5.00%	07/15/2022	336,411
200,000	Harford County Maryland Consolidated Public Improvement Callable 1/15/2011 @ 101 1	4.25%	01/15/2013	204,338
500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	600,820
1,000,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	1,201,640
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A, Unrefunded Balance Callable 2/15/2012 @ 100 1	5.25%	08/15/2012	2,132,720
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2014	793,216
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2015	2,258,440
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2015	354,570
1,660,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2016	1,891,537
560,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/2015	611,761
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2015	229,410
430,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/2016	468,636
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2016	228,869
1,600,000	Maryland State	5.00%	02/01/2011	1,625,536
725,000	Maryland State & Local Facilities 2nd Series A	4.00%	08/01/2016	828,740
850,000	Maryland State & Local Facilities 2nd Series A	3.00%	08/15/2017	919,794
2,500,000	Maryland State & Local Facilities 1st Series A, Callable 3/1/2017 @ 100 1	4.00%	03/01/2024	2,673,575
750,000	Maryland State & Local Facilities Loan 1st Series B	3.00%	03/01/2012	777,840
220,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2012	238,484
500,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2013	561,890
300,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2013 @ 100 1	5.00%	08/01/2014	335,826
500,000	Maryland State & Local Facilities Loan 1st Series, Callable 8/1/2014 @ 100 1	5.00%	08/01/2015	574,265
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/2015	590,550
665,000	Maryland State & Local Facilities Loan 2nd Series A, Callable 8/1/2015 @ 100 1	5.00%	08/01/2017	790,093
250,000	Maryland State & Local Facilities Loan Series C	2.50%	11/01/2017	262,273
1,000,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2017 @ 100 1	5.00%	08/01/2018	1,193,800
225,000	Maryland State & Local Facilities Loan Series C	5.00%	11/01/2018	275,312
2,750,000	Maryland State & Local Facilities Loan 1st Series, Callable 3/15/2017 @ 100 1	5.00%	03/15/2019	3,230,562
2,210,000	Maryland State & Local Facilities Loan Capital Improvement Series A	5.50%	08/01/2013	2,514,582
125,000	Maryland State & Local Facilities Loan Capital Improvement 1st Series A	5.25%	03/01/2015	147,589
200,000	Montgomery County Maryland - Housing Opportunity Commission FHA VA Insured Series A	3.45%	07/01/2011	203,914
200,000	Montgomery County Maryland - Housing Opportunity Commission Housing Development Multi-Family Revenue Series A, Callable 7/1/2010 @ 100 1	5.40%	07/01/2011	200,708
800,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	04/01/2011	819,104
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2014	653,536
1,975,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2015	2,319,993
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2015	590,550
500,000	Montgomery County Maryland Consolidated Public Improvement Seires A, Callable 9/1/2014 @ 100 1	5.00%	09/01/2015	575,640
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2016	2,082,954
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2016	2,397,760
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 4/1/2014 @ 100 1	5.00%	04/01/2017	573,890
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2017	1,210,520
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2017	2,421,040
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 5/1/2017 @ 100 1	5.00%	05/01/2018	2,053,532
130,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 8/1/2018 @ 100 1	4.00%	08/01/2019	147,086
250,000	Montogmery County Maryland Consolidated Public Improvement Series A, Callable 5/1/2013 @ 100 1	4.00%	05/01/2019	261,693
500,000	Ocean City Maryland NATL-RE FGIC Insured	4.25%	03/01/2011	507,820

1,000,000	Prince Georges County Maryland Consolidated Public Improvement	3.25%	09/15/2011	1,029,160
345,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2012	373,690
1,790,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/2014	2,076,865
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2015	884,265
1,945,000	Prince Georges County Maryland Consolidated Public Improvement	4.00%	09/15/2016	2,219,362
2,860,000	Prince Georges County Maryland Consolidated Public Improvement Series A	4.00%	09/15/2018	3,264,432
810,000	Washington County Maryland Public Improvement	2.25%	01/01/2014	850,168
565,000	Washington County Maryland Public Improvement	4.50%	01/01/2015	648,270
585,000	Washington County Maryland Public Improvement	3.00%	01/01/2017	632,993
640,000	Washington County Maryland Public Improvement	4.00%	01/01/2018	734,144
230,000	Washington Suburban Sanitation District - General Construction	4.25%	06/01/2012	244,757
1,630,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2013 @ 100 1	4.00%	06/01/2014	1,767,018
1,500,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2014 @ 100 1	4.00%	06/01/2015	1,656,000
210,000	Washington Suburban Sanitation District - Sewage Disposal	4.00%	06/01/2014	234,169
500,000	Washington Suburban Sanitation District - Water Supply 2nd Series	3.00%	06/01/2011	509,205
255,000	Washington Suburban Sanitation District - Water Supply	5.00%	06/01/2012	274,541
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2015	1,765,530
1,000,000	Washington Suburban Sanitation District Consolidated Public Improvement Series A	4.00%	06/01/2016	1,141,220
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2016	1,793,295
2,000,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100 1	3.00%	06/01/2019	2,123,500
500,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100 1	3.25%	06/01/2020	532,780
2,305,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100 1	3.75%	06/01/2021	2,509,938
560,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2013	599,844
1,330,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2014	1,434,950
1,115,000	Worcester County Maryland - Consolidated Public Improvement Project	5.00%	03/01/2013	1,234,628
1,000,000	Worcester County Maryland Public Improvement	5.00%	10/01/2016	1,201,790
500,000	Worcester County Maryland Public Improvement	5.00%	10/01/2017	606,770
				133,829,712
Revenue Bonds - 28.1%
725,000	Baltimore County Maryland Catholic Health Initiatives Series A, Callable 9/1/2016 @ 100 1	5.00%	09/01/2019	816,575
500,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	4.00%	08/01/2014	556,510
500,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	4.00%	08/01/2015	562,095
200,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	5.00%	08/01/2016	236,834
925,000	Baltimore Maryland Convention Center Callable 9/1/2010 @ NATL-RE Insured 1	5.00%	09/01/2019	927,914
500,000	Baltimore Maryland Convention Center Series A, Callable 9/1/2016 @ 100 XLCA Insured 1	5.25%	09/01/2019	500,735
1,250,000	Baltimore Maryland Revenue Refunding Water Project Series A 1	5.50%	07/01/2026	1,361,113
120,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2012	125,174
390,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2013	413,696
360,000	Baltimore Maryland Wastewater Project Series A, Callable 7/1/2018 @ 100 AGM Insured 1	5.00%	07/01/2020	422,366
1,000,000	Baltimore Maryland Wastewater Project Series C, Callable 7/1/2016 @ 100 AMBAC Insured 1	5.00%	07/01/2021	1,113,570
400,000	Frederick County Maryland Educational Facilities Revenue Mount Saint Mary's College Series A, Callable 9/1/2016 @ 100 1	5.63%	09/01/2038	382,904
200,000	Maryland State Community Development Administration - Residential Program Series E	3.80%	09/01/2013	212,752
500,000	Maryland State Community Development Administration - Residential Program Series G	4.10%	09/01/2014	543,605
1,000,000	Maryland State Community Development Administration - Residential Program Series C	3.85%	09/01/2015	1,079,240
455,000	Maryland State Department of Transportation	5.00%	05/01/2012	488,119
1,050,000	Maryland State Department of Transportation	4.00%	06/01/2013	1,144,626
1,000,000	Maryland State Department of Transportation	5.25%	12/15/2014	1,176,190
1,300,000	Maryland State Department of Transportation	5.25%	12/15/2016	1,577,185
1,325,000	Maryland State Department of Transportation	5.00%	02/15/2017	1,583,228
500,000	Maryland State Department of Transportation Callable 2/15/2016 @ 100 1	4.25%	02/15/2018	556,190
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100 1	4.00%	05/15/2020	547,055
700,000	Maryland State Department of Transportation 2nd Issue, Callable 9/1/2018 @ 100 1	4.00%	09/01/2021	769,986
500,000	Maryland State Economic Development Corporation - Maryland Department of Transportation Headquarters Callable 6/1/2012 @ 100.5 1	5.00%	06/01/2015	533,330

290,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 7/1/2011 @ 100 AMBAC Insured 1	5.38%	07/01/2012	298,561
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 6/1/2016 @ 100 CIFG Insured 1	5.00%	06/01/2022	515,890
245,000	Maryland State Economic Development Corporation - University of Maryland/Baltimore Series A	4.50%	10/01/2011	239,029
235,000	Maryland State Economic Development Corporation Economic Development Revenue Lutheran World Relief/Refugee Callable 4/1/2017 @ 100 1	5.25%	04/01/2019	252,928
500,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A, Callable 1/1/2013 @ 101 1	5.00%	01/01/2014	527,065
400,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2014	428,324
385,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2016	412,551
500,000	Maryland State Health & Higher Educational Facilities - Board of Child Care	4.50%	07/01/2012	523,710
450,000	Maryland State Health & Higher Educational Facilities - Bullis School Callable 1/1/2011 @ 101 AGM Insured 1	5.00%	07/01/2013	458,843
100,000	Maryland State Health & Higher Educational Facilities - Bullis School Callable 1/1/2011 @ 101 AGM Insured 1	5.00%	07/01/2015	101,795
500,000	Maryland State Health & Higher Educational Facilities - Carroll County General Hospital Callable 7/1/2012 @ 100 1	5.00%	07/01/2013	526,850
270,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A	4.80%	01/01/2012	272,268
450,000	Maryland State Health & Higher Educational Facilities - Frederick Memorial Hospital	4.20%	07/01/2011	457,587
250,000	Maryland State Health & Higher Educational Facilities - Goucher College Callable 7/1/2014 @ 100 1	4.50%	07/01/2019	259,600
500,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2011 @ 100 1	5.00%	07/01/2020	504,865
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 11/15/2011 @ 100 #	5.00%	05/15/2042	260,690
950,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 5/15/2013 @ 100 #	5.00%	05/15/2046	1,035,462
900,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%	05/15/2011	924,525
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital Callabe 5/15/2011 @ 100 1	4.60%	05/15/2014	509,755
100,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital Callable 5/15/2011 @ 100 1	4.70%	05/15/2015	101,763
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A, Callable 7/1/2011 @ 100 1	5.00%	07/01/2012	258,353
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A, Callable 7/1/2011 @ 100 1	5.00%	07/01/2013	258,275
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2013	280,095
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2018	604,620
535,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute Callable 4/5/2010 @ 100 1	5.30%	07/01/2012	536,182
200,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	4.38%	07/01/2013	207,850
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A, Prerefunded 7/1/2014 @ 100 1	4.00%	07/01/2017	555,790
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2017	561,020
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2017 @ 100 1	5.00%	07/01/2018	277,603
250,000	Maryland State Health & Higher Educational Facilities - Medstar Health	4.38%	08/15/2013	267,700
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100 1	5.00%	07/01/2026	201,752
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100 1	5.00%	07/01/2027	135,527
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Callable 7/1/2017 @ 100 1	4.50%	07/01/2035	184,542
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 7/1/2016 @ 100 1	5.00%	07/01/2026	1,040,960
515,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/2012	536,810
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	537,345
965,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	1,035,735
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2018 @ 100 AMBAC Insured 1	5.50%	07/01/2024	554,285
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System AMBAC Insured	4.00%	07/01/2013	427,420
250,000	Maryland State Health & Higher Educational Facilities - Washington Christian Academy Callable 1/1/2017 @ 100 1	5.25%	07/01/2018	107,500

240,000		Maryland State Health & Higher Educational Facilities - Western Medical Health Series A, Callable 7/1/2016 @ 100 NATL-RE FHA 242 Insured 1	5.00%	01/01/2025	250,392
350,000		Maryland State Health & Higher Johns Hopkins Health System Series B #	4.30%	05/15/2048	383,940
260,000		Maryland State Health & Higher University Maryland Medical System Series F	5.00%	07/01/2018	288,504
500,000		Maryland State Industrial Development Financing Authority - National Aquarium Baltimore Facility Series B, Callable 11/1/2012 @ 100 1	4.50%	11/01/2014	531,165
750,000		Maryland State Transportation Authority Series A	3.00%	07/01/2016	811,125
990,000		Maryland State Transportation Authority Series A	5.00%	07/01/2018	1,195,574
570,000		Maryland State Transportation Authority Callable 7/1/2018 @ 100 1	5.00%	07/01/2021	666,125
200,000		Maryland State Transportation Authority Grant & Revenue	5.00%	03/01/2015	233,858
100,000		Maryland State Transportation Authority Grant & Revenue	4.50%	03/01/2018	117,247
500,000		Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100	5.00%	03/01/2019	583,770
500,000		Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100 1	4.00%	03/01/2019	553,980
1,000,000		Maryland State Transportation Authority Grant & Revenue	5.25%	03/01/2019	1,234,530
1,715,000		Maryland State Water Quality Financing	5.00%	03/01/2015	1,992,743
500,000		Maryland State Water Quality Financing Series A	5.00%	09/01/2015	591,125
265,000		Maryland State Water Quality Financing - Administrative Revlolving Loan Fun Series A, Callable 3/1/2018 @ 100 1	5.00%	03/01/2019	317,579
500,000		Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2017	593,215
350,000		Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2018	417,855
300,000		Maryland State Water Quality Financing - Administrative Revolving Loan Fund Callable 3/1/2018 @ 100 1	4.00%	03/01/2019	333,129
400,000		Queen Annes County Maryland - Public Facilities Callable 11/15/2015 @ 100 NATL-RE Insured 1	5.00%	11/15/2017	461,436
2,000,000		University of Maryland System Auxiliary Series A	4.00%	04/01/2014	2,218,439
425,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.50%	10/01/2012	450,993
500,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/2013	555,030
1,000,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%	04/01/2015	1,081,640
500,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/2015	559,790
500,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/2016	569,190
250,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100 1	5.00%	10/01/2019	287,343
510,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Prerefunded 4/1/2012 @ 100	5.13%	04/01/2021	546,669
500,000		University of Mayrland System Auxiliary Facility & Tuition Revenue Series A, Callable 4/1/2017 @ 100 1	4.00%	04/01/2020	546,640
100,000		University or Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100 1	5.00%	10/01/2022	112,714
940,000		Washington County Maryland - Public Improvement Callable 7/1/2017 @ 100 AMBAC Insured 1	4.25%	07/01/2022	1,036,068
500,000		Westminster Maryland Educational Facilities Revenue - McDaniel College, Inc. Callable 11/1/2016 @ 100 1	4.38%	11/01/2024	504,105
					54,838,330
Total Municipal Bonds (Cost $179,096,423)					188,668,042

Shares		Security Description			Value $
Short-Term Investments - 2.6%
Money Market Funds - 2.6%
5,004,420		Fidelity Institutional Money Market Tax Exempt, 0.08% (Cost $5,004,420) *			5,004,420
Total Short-Term Investments (Cost $5,004,420)					5,004,420

Total Investments - 99.2% (Cost $184,100,843)					193,672,462
Other Assets in Excess of Liabilities - 0.8%					1,521,888
TOTAL NET ASSETS - 100.0%					$ 195,194,350

	1	Continuously callable with 30 days notice.
	#	Variable rate security. Rate disclosed is as of September 30, 2010.
	*	Seven-day yield as of September 30, 2010.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

	Cost of investments				$ 184,100,843
	Gross unrealized appreciation				9,808,287
	Gross unrealized depreciation				(236,668)
	Net unrealized appreciation				$ 9,571,619

	+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2010 (Unaudited)

The Brown Advisory Maryland Bond Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments of September 30, 2010.

	Level 1		Level 2		Level 3
Municipal Bonds	$	---		$188,668,042	$	---

Short Term Investments		$5,004,420	$	---	$	---

Total Investments		$5,004,420		$188,668,042	$	---

Brown Advisory Opportunity Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Security Description	Value $
Common Stock - 97.4%
Consumer Discretionary - 16.0%
15,000	Citi Trends, Inc. *	363,151
9,470	Coach, Inc.	406,831
5,840	Darden Restaurants, Inc.	249,835
9,725	Snap-on, Inc.	452,310
14,695	Starbucks Corp.	375,898
4,700	Urban Outfitters, Inc. *	147,768
		1,995,793
Consumer Staples - 4.5%
15,065	Alberto-Culver Co.	567,197
Energy - 13.8%
4,650	Canadian Natural Resources, Ltd.	160,890
3,335	Diamond Offshore Drilling, Inc.	226,013
2,700	Exxon Mobil Corp.	166,833
4,570	FMC Technologies, Inc. *	312,085
2,000	Occidental Petroleum Corp.	156,600
2,795	Oceaneering International, Inc. *	150,539
8,185	Southwestern Energy Co. *	273,706
5,295	Total S.A. ADR	273,222
		1,719,888
Financials - 6.1%
2,480	Ace, Ltd.	144,460
8,900	American Express Co.	374,066
3,575	Assurant, Inc.	145,503
3,745	Bank of New York Mellon Corp.	97,857
		761,886
Health Care - 9.8%
12,210	athenahealth, Inc. *	403,174
8,935	Covance, Inc. *	418,069
11,355	NuVasive, Inc. *	399,015
		1,220,258
Industrials - 9.6%
8,860	Graco, Inc.	281,128
2,575	IDEX Corp.	91,438
6,235	Jacobs Engineering Group, Inc. *	241,295
9,190	Sensata Technologies Holding BV - Class A *	181,594
2,180	Stericycle, Inc. *	151,466
15,765	Titan Machinery, Inc. *	256,970
		1,203,891
Information Technology - 31.2%
5,000	Accenture PLC - Class A	212,450
1,890	Apple, Inc. *	536,288
18,670	Cisco Systems, Inc. *	408,873
3,140	Citrix Systems, Inc. *	214,274
12,485	Genpact Limited *	221,359
17,900	Lender Processing Services, Inc.	594,816
2,610	Mastercard, Inc. - Class A	584,640
14,050	Pegasystems, Inc.	436,252
12,555	QUALCOMM, Inc.	566,482
3,700	Trimble Navigation, Ltd. *	129,648
		3,905,082

Materials - 6.4%
5,380	Air Products & Chemicals, Inc.	445,572
4,645	Sherwin-Williams Co.	349,025
		794,597
Total Common Stock (Cost $11,026,609)		12,168,592

Short Term Investments - 4.1%
Money Market Funds - 4.1%
512,513	Invesco Liquid Assets Portfolio Institutional Class, 0.21% #	512,513
Total Short Term Investments (Cost $512,513)		512,513

Total Investments - 101.5% (Cost $11,539,122)		12,681,105
Liabilities in Excess of Other Assets - (1.5)%		(182,459)
NET ASSETS - 100.0%		$ 12,498,646

	* Non-Income Producing
	# Seven-day yield as of September 30, 2010.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

	Cost of investments	$ 11,628,197
	Gross unrealized appreciation	1,626,574
	Gross unrealized depreciation	(573,666)
	Net unrealized appreciation	$ 1,052,908

	+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2010 (Unaudited)

The Brown Advisory Opportunity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010.

	Level 1	Level 2		Level 3
Common Stock	$12,168,592	$	---	$	---

Short Term Investments	$512,513	$	---	$	---

Total Investments	$12,681,105	$	---	$	---

Brown Advisory Small - Cap Fundamental Value Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Security Description	Value $
Common Stock - 89.8%
Consumer Discretionary - 13.4%
54,985	American Greetings Corp. - Class A	1,022,171
46,140	AnnTaylor Stores Corp. *	933,873
34,655	Cato Corp. - Class A	927,368
33,490	GameStop Corp. - Class A *	660,088
11,650	Gymboree Corp. *	483,941
30,565	Helen of Troy Limited *	772,989
20,355	Liberty Media-Starz *	1,320,632
		6,121,062
Consumer Staples - 3.2%
21,370	Casey's General Stores, Inc.	892,197
37,955	Spartan Stores, Inc.	550,348
		1,442,545
Energy - 8.0%
16,745	Dresser-Rand Group, Inc. *	617,723
125,455	North American Energy Partners, Inc. *	1,022,458
19,990	Oceaneering International, Inc. *	1,076,662
21,260	Tidewater, Inc.	952,661
		3,669,504
Financials - 17.7%
27,140	Assurant, Inc.	1,104,599
25,610	Assured Guaranty, Ltd.	438,187
12,260	Coinstar, Inc. *	527,057
30,850	Columbia Banking System, Inc.	606,202
70,455	Cypress Sharpridge Investments, Inc.	940,574
134,310	GFI Group, Inc.	623,198
85,210	Golub Capital BDC, Inc.	1,303,713
27,935	HCC Insurance Holdings, Inc.	728,824
22,845	Kearny Financial Corp.	201,721
55,527	Pacific Premier Bancorp, Inc. *	252,093
24,415	PacWest Bancorp	465,350
66,195	Park Sterling Bank *	400,480
61,420	Susquehanna Bancshares, Inc.	518,385
		8,110,383
Health Care - 5.1%
21,815	AMERIGROUP Corp. *	926,483
69,925	Immucor, Inc. *	1,386,613
		2,313,096
Industrials - 13.0%
58,250	Actuant Corp. - Class A	1,337,420
26,090	Brady Corp.	761,046
39,890	Brink's Co.	917,470
45,005	Gulf Island Fabrication, Inc.	819,091
49,555	LSB Industries, Inc. *	920,236
21,915	Sensata Technologies Holding BV - Class A *	433,040
45,125	UTi Worldwide, Inc.	725,610
		5,913,913
Information Technology - 18.2%
49,610	Broadridge Financial Solutions, Inc.	1,134,581
25,960	DST Systems, Inc.	1,164,047
39,535	Echostar Corp. - Class A *	754,328
57,465	Hughes Communications, Inc. *	1,565,921
25,074	Interactive Intelligence, Inc. *	441,302

29,590	Lender Processing Services, Inc.	983,276
11,130	MAXIMUS, Inc.	685,385
34,565	TNS, Inc. *	585,877
64,955	Total System Services, Inc.	989,914
		8,304,631
Materials - 7.5%
62,910	KMG Chemicals, Inc.	886,402
72,665	Kraton Performance Polymers, Inc. *	1,972,855
21,916	T-3 Energy Services, Inc. *	573,103
		3,432,360
Telecommunication Services - 3.7%
126,475	Knology, Inc. *	1,698,559
Total Common Stock (Cost $35,488,155)		41,006,053

Real Estate Investment Trusts - 1.0%
18,110	Agree Realty Corp.	457,278
Total Real Estate Investment Trusts (Cost $409,443)		457,278

Investment Companies - 3.7%
37,215	Ares Capital Corp.	582,415
188,710	MCG Capital Corp.	1,102,066
Total Investment Companies (Cost $1,406,590)		1,684,481

Short Term Investments - 5.1%
Money Market Funds - 5.1%
2,318,189	Invesco Liquid Assets Portfolio Institutional Class, 0.21% #	2,318,189
Total Short Term Investments (Cost $2,318,189)		2,318,189

Total Investments - 99.6% (Cost $39,622,377)		45,466,001
Other Assets in Excess of Liabilities - 0.4%		163,023
NET ASSETS - 100.0%		$ 45,629,024

	* Non-Income Producing
	# Seven-day yield as of September 30, 2010.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

	Cost of investments	$ 39,876,002
	Gross unrealized appreciation	6,558,777
	Gross unrealized depreciation	(968,778)
	Net unrealized appreciation	$ 5,589,999

	+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2010 (Unaudited)

The Brown Advisory Small - Cap Fundamental Value Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010.

	Level 1	Level 2		Level 3
Common Stock	$41,006,053	$	---	$	---

Real Estate Investment Trusts	$457,278	$	---	$	---

Investment Companies	$1,684,481	$	---	$	---

Short Term Investments	$2,318,189	$	---	$	---

Total Investments	$45,466,001	$	---	$	---

Brown Advisory Small - Cap Growth Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Security Description	Value $
Common Stock - 95.1%
Consumer Discretionary - 10.3%
210,023	AnnTaylor Stores Corp. *	4,250,866
45,423	Blue Nile, Inc. *	2,020,869
67,122	Citi Trends, Inc. *	1,625,024
120,856	Harman International Industries, Inc. *	4,037,799
46,787	J Crew Group, Inc. *	1,572,979
94,900	National CineMedia, Inc.	1,698,710
76,575	Sothebys	2,819,492
		18,025,739
Energy - 5.9%
49,601	Dresser-Rand Group, Inc. *	1,829,781
55,915	Dril-Quip, Inc. *	3,472,881
91,824	Oceaneering International, Inc. *	4,945,640
		10,248,302
Health Care - 24.1%
162,500	Covance, Inc. *	7,603,375
158,469	Dexcom, Inc. *	2,094,960
92,084	Gen-Probe, Inc. *	4,462,390
113,318	Henry Schein, Inc. *	6,638,168
60,048	IDEXX Laboratories, Inc. *	3,706,163
180,678	Immucor, Inc. *	3,582,845
83,702	Masimo Corp.	2,285,902
108,542	NuVasive, Inc. *	3,814,166
130,182	Seattle Genetics, Inc. *	2,021,726
64,570	United Therapeutics Corp. *	3,616,566
87,367	Volcano Corporation *	2,269,795
		42,096,056
Industrials - 16.9%
174,146	Actuant Corp. - Class A	3,998,392
91,092	Graco, Inc.	2,890,349
137,940	IDEX Corp.	4,898,250
82,682	MSC Industrial Direct Co., Inc.	4,468,136
84,242	Sensata Technologies Holding BV - Class A *	1,664,622
157,077	Titan Machinery, Inc. *	2,560,355
318,730	UTi Worldwide, Inc.	5,125,178
98,409	Waste Connections, Inc. *	3,902,901
		29,508,183
Information Technology - 30.7%
97,293	American Public Education, Inc. *	3,197,047
19,886	ANSYS, Inc. *	840,184
286,392	Applied Micro Circuits Corp. *	2,863,920
34,513	Citrix Systems, Inc. *	2,355,167
110,324	CommVault Systems, Inc. *	2,871,734
159,990	Compellent Technologies, Inc. *	2,908,618
27,570	FactSet Research Systems, Inc.	2,236,754
158,856	Genpact Limited *	2,816,517
81,808	Global Payments, Inc.	3,508,745
153,730	Informatica Corp. *	5,904,769
33,014	Interactive Intelligence, Inc. *	581,046
90,277	Lender Processing Services, Inc.	2,999,905
254,533	Orbitz Worldwide, Inc. *	1,603,558
227,497	Pegasystems, Inc.	7,063,782
112,655	Polycom, Inc. *	3,073,228

131,833	RightNow Technologies, Inc. *	2,597,110
53,196	Trimble Navigation, Ltd. *	1,863,988
22,940	Ultimate Software Group, Inc. *	886,402
165,399	Volterra Semiconductor Corp. *	3,559,386
		53,731,860
Materials - 3.2%
61,789	Rockwood Holdings, Inc. *	1,944,500
206,206	Interline Brands, Inc. *	3,719,956
		5,664,456
Telecommunication Services - 4.0%
319,215	Knology, Inc. *	4,287,057
64,905	SBA Communications Corp. - Class A *	2,615,672
		6,902,729
Total Common Stock (Cost $133,390,543)		166,177,325

Private Placements - 0.3%
5,797	Greenspring Global Partners IV-B, L.P. *^	567,406
Total Private Placements (Cost $579,668)		567,406

Short Term Investments - 4.8%
Money Market Funds - 4.8%
8,408,812	Invesco Liquid Assets Portfolio Institutional Class, 0.21% #	8,408,812
Total Short Term Investments (Cost $8,408,812)		8,408,812

Total Investments - 100.2% (Cost $142,379,023)		175,153,543
Liabilities in Excess of Other Assets - (0.2)%		(361,115)
NET ASSETS - 100.0%		$ 174,792,428

	* Non-Income Producing
	# Seven-day yield as of September 30, 2010.
	^	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security
	is considered illiquid. At September 30, 2010, the total market value of securities considered
	illiquid was $567,406 or 0.3% of net assets. Security is fair valued under supervision of the
	Board of Trustees and was acquired from February, 2008 to September, 2010 as part of a
	$2,000,000 capital commitment. At September 30, 2010, $579,668 of the capital
	commitment has been fufilled by the Fund.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

	Cost of investments	$ 144,652,315
	Gross unrealized appreciation	34,682,409
	Gross unrealized depreciation	(4,181,181)
	Net unrealized appreciation	$ 30,501,228

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2010 (Unaudited)

The Brown Advisory Small - Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010.

	Level 1		Level 2		Level 3
Common Stock		$166,177,325	$	---	$	---

Private Placements	$	---	$	---		$567,406

Short Term Investments		$8,408,812	$	---	$	---

Total Investments		$174,586,137	$	---		$567,406

Brown Advisory Value Equity Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Security Description	Value $
Common Stock - 97.9%
Consumer Discretionary - 5.6%
178,155	American Eagle Outfitters, Inc.	2,665,199
129,735	Snap-on, Inc.	6,033,975
		8,699,174
Consumer Staples - 4.3%
109,630	McCormick & Co, Inc.	4,608,845
34,350	Procter & Gamble Co.	2,059,970
		6,668,815
Energy - 19.4%
73,850	Canadian Natural Resources, Ltd.	2,555,210
74,955	Diamond Offshore Drilling, Inc.	5,079,700
58,515	Exxon Mobil Corp.	3,615,642
68,215	National Oilwell Varco, Inc.	3,033,521
19,185	Occidental Petroleum Corp. *	1,502,186
31,975	Oceaneering International, Inc. *	1,722,174
114,395	Southwestern Energy Co. *	3,825,369
73,840	Tidewater, Inc.	3,308,770
103,540	Total S.A. ADR	5,342,663
		29,985,235
Financials - 16.7%
100,495	Ace, Ltd.	5,853,833
73,090	American Express Co.	3,071,973
89,060	Assurant, Inc.	3,624,742
197,005	Bank of New York Mellon Corp.	5,147,740
102,020	Chubb Corp.	5,814,120
43,650	The PNC Financial Services Group, Inc.	2,265,872
		25,778,280
Health Care - 13.2%
74,610	Becton, Dickinson & Co.	5,528,600
42,635	Johnson & Johnson	2,641,665
149,915	Medtronic, Inc.	5,034,146
149,220	Merck & Co., Inc.	5,492,788
22,842	Waters Corp. *	1,616,757
		20,313,956
Industrials - 10.0%
43,145	3M Co.	3,741,103
41,465	Deere & Co.	2,893,428
68,520	Dover Corp.	3,577,430
25,885	Norfolk Southern Corp.	1,540,416
59,735	Northrop Grumman Corp.	3,621,733
		15,374,110
Information Technology - 20.9%
82,315	Accenture PLC - Class A	3,497,564
177,245	CA, Inc.	3,743,414
206,075	Cisco Systems, Inc. *	4,513,043
234,490	Dell, Inc. *	3,038,990
60,905	Harris Corp.	2,697,482
113,540	Lender Processing Services, Inc.	3,772,935
213,040	Microsoft Corp.	5,217,350
127,905	QUALCOMM, Inc.	5,771,074
		32,251,852

Materials - 7.8%
70,045	Air Products & Chemicals, Inc.	5,801,127
138,565	EI Du Pont de Nemours & Co.	6,182,770
		11,983,897
Total Common Stock (Cost $129,108,120)		151,055,319

Short Term Investments - 2.1%
Money Market Funds - 2.1%
3,158,114	Invesco Liquid Assets Portfolio Institutional Class, 0.21% #	3,158,114
Total Short Term Investments (Cost $3,158,114)		3,158,114

Total Investments - 100.0% (Cost $132,266,234)		154,213,433
Other Assets in Excess of Liabilities - 0.0%		7,760
NET ASSETS - 100.0%		$ 154,221,193

	* Non-Income Producing
	# Seven-day yield as of September 30, 2010.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

	Cost of investments	$ 133,483,529
	Gross unrealized appreciation	24,830,495
	Gross unrealized depreciation	(4,100,591)
	Net unrealized appreciation	$ 20,729,904

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2010 (Unaudited)

The Brown Advisory Value Equity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

● Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010.

	Level 1	Level 2		Level 3
Common Stock	$151,055,319	$	---	$	---

Short Term Investments	$3,158,114	$	---	$	---

Total Investments	$154,213,433	$	---	$	---

Brown Cardinal Small Companies Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Security Description	Value $
Common Stock - 89.2%
Consumer Discretionary - 13.7%
68,516	AFC Enterprises, Inc. *	849,598
57,900	American Eagle Outfitters, Inc.	866,184
259,192	CBIZ, Inc. *	1,537,009
133,500	Dolan Media Co. *	1,517,895
27,000	Dress Barn, Inc. *	641,250
124,211	MDC Partners, Inc.	1,660,701
101,812	Speedway Motorsports, Inc.	1,596,413
73,075	Stage Stores, Inc.	949,975
112,255	Wendy's/Arby's Group, Inc. - Class A	508,515
		10,127,540
Consumer Staples - 4.0%
173,020	B&G Foods, Inc. - Class A	1,889,378
17,800	Ralcorp Holdings, Inc. *	1,040,944
		2,930,322
Energy - 2.4%
13,300	Oceaneering International, Inc. *	716,338
60,700	Resolute Energy Corp. *	671,342
21,600	Venoco, Inc. *	424,008
		1,811,688
Financials - 18.2%
38,939	Affiliated Managers Group, Inc. *	3,037,631
64,900	CapitalSource, Inc.	346,566
45,191	Cash America International, Inc.	1,581,685
114,200	Cypress Sharpridge Investments, Inc.	1,524,570
213,000	Global Cash Access Holdings, Inc. *	869,040
139,100	Hercules Technology Growth Capital, Inc.	1,406,301
139,677	Nelnet, Inc. - Class A	3,195,810
129,300	Northwest Bancshares, Inc.	1,446,867
		13,408,470
Health Care - 6.6%
43,500	Chemed Corp.	2,478,195
26,455	Teleflex, Inc.	1,502,115
24,900	West Pharmaceutical Services, Inc.	854,319
		4,834,629
Industrials - 27.6%
35,700	Applied Signal Technology, Inc.	888,216
50,100	Atlas Air Worldwide Holdings, Inc. *	2,520,030
32,900	Brink's Co.	756,700
12,000	Clean Harbors, Inc. *	813,000
90,500	GrafTech International Ltd. *	1,414,515
42,300	Insituform Technologies, Inc. *	1,022,814
89,500	Kaman Corp.	2,345,795
129,600	KAR Auction Services, Inc. *	1,634,256
122,300	R.R. Donnelley & Sons Co.	2,074,208
95,000	Silgan Holdings, Inc.	3,011,500
57,800	SRS Labs, Inc. *	539,852
41,200	Teledyne Technologies, Inc. *	1,640,584
64,000	World Fuel Services Corp.	1,664,640
		20,326,110
Information Technology - 14.5%
73,200	ACI Worldwide, Inc. *	1,638,948
63,200	Acxiom Corp. *	1,002,352

54,100	Broadridge Financial Solutions, Inc.	1,237,267
138,300	Convergys Corp. *	1,445,235
94,704	j2 Global Communications, Inc. *	2,253,008
47,268	Liquidity Services, Inc. *	756,761
70,650	Progress Software Corp. *	2,338,515
		10,672,086
Materials - 2.2%
80,200	HB Fuller Co.	1,593,574
		1,593,574
Total Common Stock (Cost $49,840,945)		65,704,419

Real Estate Investment Trusts - 6.6%
33,402	Entertainment Properties Trust	1,442,298
58,100	Government Properties Income Trust	1,551,270
30,900	Hatteras Financial Corp.	879,723
93,800	Medical Properties Trust, Inc.	951,132
		4,824,423
Total Real Estate Investment Trusts (Cost $4,235,141)		4,824,423

Short Term Investments - 1.7%
Money Market Funds - 1.7%
1,283,114	Invesco Liquid Assets Portfolio Institutional Class, 0.21% #	1,283,114
Total Short Term Investments (Cost $1,283,114)		1,283,114

Total Investments - 97.5% (Cost $55,359,200)		71,811,956
Other Assets in Excess of Liabilities - 2.5%		1,827,071
NET ASSETS - 100.0%		$ 73,639,027

	* Non-Income Producing
	# Seven-day yield as of September 30, 2010.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

	Cost of investments	$ 56,510,132
	Gross unrealized appreciation	17,222,725
	Gross unrealized depreciation	(1,920,901)
	Net unrealized appreciation	$ 15,301,824

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2010 (Unaudited)

The Brown Cardinal Small Companies Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1  - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2  - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
●Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010.

	Level 1	Level 2		Level 3
Common Stock	$65,704,419	$	---	$	---

Real Estate Investment Trusts	$4,824,423	$	---	$	---

Short Term Investments	$1,283,114	$	---	$	---

Total Investments	$71,811,956	$	---	$	---

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title  /s/ Robert M. Slotky
                                                 Robert M. Slotky, President

Date  November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
                                                    Robert M. Slotky, President

Date November 17, 2010

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer
Date November 16, 2010

* Print the name and title of each signing officer under his or her signature.